UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas J. Neilson, President
Manager Directed Portfolios
c/o U.S. Bank Global Fund Services
811 East Wisconsin Avenue, 8th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 287-3101

Date of fiscal year end:  December 31, 2019

Date of reporting period:  September 30, 2019

Item 1. Schedules of Investments.

Argent Small Cap Fund
Schedule of Investments
September 30, 2019 (Unaudited)

COMMON STOCKS - 96.4%	Shares	Value

Consumer Discretionary - 14.7%
Callaway Golf Co.	151,100	2,932,851
Clarus Corp.	170,545	1,999,640
Columbia Sportswear Co.	19,500	1,889,355
Johnson Outdoors Inc.	15,300	895,968
Kar Auction Services Inc.	33,850	831,018
Lindblad Expeditions Holdings, Inc.	95,350	1,598,066
Lithia Motors, Inc.	13,550	1,793,749
Planet Fitness, Inc.	26,050	1,507,514
Skyline Champion Corp.	70,575	2,123,601
The Marcus Corp.	33,850	1,252,788
		16,824,550
Energy - 2.7%
World Fuel Services	78,650	3,141,281

Financials - 25.1%
B. Riley Financial, Inc.	91,003	2,149,491
Cardtronics, Inc. (a)	67,175	2,031,372
CareTrust REIT, Inc.	46,325	1,088,869
Colliers International Group, Inc. (c)	16,475	1,236,449
Consolidated-Tomoka Land Co.	29,650	1,945,040
Cousins Properties, Inc.	48,581	1,826,160
Federal Agricultural Mortgage Corp.	27,086	2,211,843
First Service Corp. (c)	16,675	1,710,355
Heritage Insurance Holdings, Inc.	65,707	982,320
OneMain Holdings, Inc.	77,650	2,848,202
Regional Management Corp. (a)	34,495	971,379
Sterling Bancorp	130,150	2,610,809
Summit Financial Group, Inc.	67,378	1,724,877
TCF Financial Corp.	26,565	1,011,330
Walker & Dunlop, Inc.	37,850	2,116,951
Wintrust Financial Corp.	34,998	2,261,921
		28,727,368
Health Care - 7.6%
ANI Pharmaceuticals, Inc. (a)	29,450	2,146,316
Globus Medical, Inc. (a)	28,975	1,481,202
Omnicell, Inc. (a)	24,275	1,754,354
PetIQ, Inc. (a)	67,345	1,835,825
Premier, Inc. (a)	49,236	1,423,905
		8,641,602

Industrials - 2.1%
John Bean Technologies Corp.	10,875	1,081,301
Universal Forest Products, Inc.	31,800	1,268,184
		2,349,485
Information Technology - 16.2%
ACI Worldwide, Inc.	27,325	855,956
Alarm.com Holdings, Inc. (a)	34,050	1,588,092
DIGI International, Inc. (a)	126,275	1,719,865
Diodes Incorporated (a)	53,740	2,157,661
Envestnet, Inc. (a)	20,175	1,143,922
Fortinet, Inc. (a)	42,499	3,262,223
II-VI Incorporated (a)	44,900	1,580,929
Lumentum Holdings Inc. (a)	33,750	1,807,650
Methode Electronics, Inc.	33,425	1,124,417
Upland Software, Inc. (a)	72,675	2,533,450
Viavi Solutions, Inc. (a)	49,875	698,499
		18,472,664
Materials - 3.9%
Gibraltar Industries, Inc. (a)	42,000	1,929,480
UFP Technologies, Inc. (a)	65,022	2,509,849
		4,439,329
Producer Durables - 21.8%
ASGN, Inc. (a)	26,775	1,683,077
Astronics Corp. (a)	21,300	625,794
Atkore International Group, Inc. (a)	104,050	3,157,918
CECO Enviromental Corp. (a)	246,904	1,724,624
Colfax Corp. (a)	64,725	1,880,909
Ducommun Incorporated (a)	51,511	2,184,066
KBR, Inc.	68,225	1,674,241
Marten Transport, Ltd.	72,600	1,508,628
Mastec, Inc. (a)	42,225	2,741,669
MTS Systems Corp.	20,425	1,128,481
Quanta Services, Inc.	26,525	1,002,645
Sterling Construction Company, Inc. - Class C (a)	152,670	2,007,611
Triton International Ltd. (c)	28,080	950,227
Universal Logistics Holdings, Inc.	55,875	1,300,770
Willdan Group, Inc. (a)	36,925	1,295,329
		24,865,989
Utilities - 2.3%
Vonage Holdings Corp. (a)	231,180	2,612,334

TOTAL COMMON STOCKS		110,074,602
(Cost $97,028,893)

SHORT-TERM INVESTMENTS - 3.6%
Money Market Funds - 3.6%
First American Government Obligations Fund - Class X, 1.87% (b)	4,139,289	4,139,289
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,139,289)		4,139,289
TOTAL INVESTMENTS
(Cost $101,168,182) - 100.0%		114,213,891
Other Assets in Excess of Liabilities - 0.0%		32,486
TOTAL NET ASSETS - 100.0%		$114,246,377

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the fund's 7-day yield as of September 30, 2019.
(c)	U.S traded sec

Summary of Fair Value Measurements at September 30, 2019 (Unaudited)
    The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 2 -
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 -
Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

    Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP").  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

    Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

    Short-Term Debt Securities – Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board of Trustees ("Board"). Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

   The Board has delegated day-to-day valuation issues to a Valuation Committee of Manager Directed Portfolios (the "Trust") which is comprised of officers of the Trust.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board. Theseprocedures consider many factors, including the type of security, size of holding, trading volume, news events, and significant events such as those described previously.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3of the fair value hierarchy.

    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summaryof the fair valuation hierarchy of the Fund's securities as of September 30, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$16,824,550	$-	$-	$16,824,550
Energy	3,141,281	-	-	3,141,281
Financials	28,727,368	-	-	28,727,368
Health Care	8,641,602	-	-	8,641,602
Industrials	2,349,485			2,349,485
Information Technology	18,472,664	-	-	18,472,664
Materials	4,439,329	-	-	4,439,329
Producer Durables	24,865,989	-	-	24,865,989
Utilities	2,612,334	-	-	2,612,334
Total Common Stocks	110,074,602	-	-	110,074,602
Short-Term Investments	4,139,289	-	-	4,139,289
Total Investments in Securities	$114,213,891	$-	$-	$114,213,891

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)*   /s/ Douglas J. Neilson
           Douglas J. Neilson, President

Date   11/21/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas J. Neilson
Douglas J. Neilson, President

Date   11/21/2019

By (Signature and Title)*   /s/ Matthew J. McVoy
Matthew J. McVoy, Treasurer

Date   11/21/2019

* Print the name and title of each signing officer under his or her signature.